Income Taxes (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 81,188	$ 73,994
CANADA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 81,000	$ 74,300
CANADA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2026	2026
CANADA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2038	2037
ARGENTINA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 11,900	$ 3,700
ARGENTINA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2019	2018
ARGENTINA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2023	2022
MEXICO
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 349	$ 332
MEXICO | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2021	2021
MEXICO | Top of range [member]
Income Taxes [line items]
Year of Expiry	2026	2025
PERU
Income Taxes [line items]
Year of Expiry	2021	2021
Unused tax losses for which no deferred tax asset recognised	$ 238	$ 265